GOODWILL	12 Months Ended
Feb. 28, 2021
GOODWILL
GOODWILL

9.           GOODWILL

Changes in the carrying amount of goodwill for the years ended February 29, 2020 and February 28, 2021 consisted of the following:

	As of	As of
	February 29,	February 28,
	2020	2021

Beginning balance	$415,752	$409,435
Addition (Note 3)	3,999	169,893
Accumulated impairment loss	(30,522)	(137,921)
Disposal and write-off	—	(2,652)
Exchange difference	(10,316)	15,658

Goodwill, net	$378,913	$454,413

In the annual goodwill impairment assessment, the Group concluded that the carrying amounts of certain reporting units exceeded their respective fair values and recorded impairment losses of nil, $28,998 and $107,399 for the years ended February 28, 2019, February 29, 2020 and February 28, 2021, respectively. The fair value of the reporting units was determined by the Group with the assistance of independent valuation appraisers using the income-based valuation methodology.

As of February 28, 2021, the amount of goodwill allocated to one reporting unit with negative carrying amount was $168,233.